Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Recognized sales	$ 1,200
Accounts receivable from related party	1,200
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties amount	$ 29,705	$ 5,526